Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Additional provisions	kr 7,172	kr 13,710
Reversal of excess amounts	1,183	725
Actual cash outlays	7,576	6,935
Estimated cash outlays	10,000
Non-current provisions	2,679	5,471	kr 3,596
Provisions current	10,923	16,008	9,879
Restructuring [member]
Disclosure of Provisions [line items]
Additional provisions	436	3,539
Reversal of excess amounts	290	408
Actual cash outlays	1,788	4,148
Estimated cash outlays	2,100
Provisions current	1,095	3,309	4,043
Customer Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	1,323	8,532
Reversal of excess amounts	86	236
Actual cash outlays	3,247	1,979
Estimated cash outlays	6,000
Reclassification of provision to other current liabilities	3,200
Provisions current	3,738	8,916	2,642
Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Additional provisions	1,641	214
Reversal of excess amounts	739	15
Actual cash outlays	1,052	264
Estimated cash outlays	900
Provisions current	1,309	1,559	1,613
Warranty [member]
Disclosure of Provisions [line items]
Additional provisions	906	401
Reversal of excess amounts	43	20
Actual cash outlays	288	257
Estimated cash outlays	300
Provisions current	941	363	158
Other [member]
Disclosure of Provisions [line items]
Additional provisions	2,866	1,024
Reversal of excess amounts	25	46
Actual cash outlays	1,201	287
Estimated cash outlays	600
Provisions current	3,840	kr 1,861	kr 1,423
Reclassification of provision to impairment of right of use assets	800
Provisions for share based payments	1,900
2020 [member]
Disclosure of Provisions [line items]
Estimated cash outlays	9,300
2020 [member] | Restructuring [member]
Disclosure of Provisions [line items]
Estimated cash outlays	1,100
2020 [member] | Customer Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	3,700
2020 [member] | Suppliers Related Provision [member]
Disclosure of Provisions [line items]
Estimated cash outlays	1,300
2020 [member] | Warranty [member]
Disclosure of Provisions [line items]
Estimated cash outlays	800
2020 [member] | Other [member]
Disclosure of Provisions [line items]
Estimated cash outlays	kr 2,400